share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
share-based compensation
Schedule of share-based compensation expense

Periods ended June 30 (millions)		2024			2023
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$42	$(3)	$39	$30	$—	$30
Employee share purchase plan	(c)	8	(8)	—	12	(12)	—
		$50	$(11)	$39	$42	$(12)	$30
TELUS technology solutions		$37	$(9)	$28	$39	$(12)	$27
TELUS digital experience		13	(2)	11	3	—	3
		$50	$(11)	$39	$42	$(12)	$30
SIX-MONTH
Restricted share units	(b)	$72	$(6)	$66	$74	$(2)	$72
Employee share purchase plan	(c)	16	(16)	—	23	(23)	—
Share option awards	(d)	—	—	—	1	—	1
		$88	$(22)	$66	$98	$(25)	$73
TELUS technology solutions		$73	$(18)	$55	$76	$(24)	$52
TELUS digital experience		15	(4)	11	22	(1)	21
		$88	$(22)	$66	$98	$(25)	$73

1	Within employee benefits expense (see Note 8) for the three-month and six-month periods ended June 30, 2024, restricted share units expense of $42 (2023 – $32) and $68 (2023 – $74), respectively, is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

	June 30,	December 31,
As at	2024	2023
Restricted share units without market performance conditions
Restricted share units with service conditions only	9,348,363	5,769,038
Notional subset affected by non-market performance conditions	735,577	429,281
	10,083,940	6,198,319
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	2,021,139	1,191,563
Number of non-vested restricted share units	12,105,079	7,389,882

	Number of restricted		Weighted
	share units [1]		average
			grant-date
	Non-vested	Vested	fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2024
Non-vested	10,079,801	—	$26.70
Vested	—	32,745	$24.40
Granted
Initial award	62,899	—	$22.21
In lieu of dividends	175,316	570	$21.06
Vested	(57,877)	57,877	$26.69
Settled – in cash	—	(57,876)	$26.69
Forfeited	(176,199)	—	$27.11
Outstanding, June 30, 2024
Non-vested	10,083,940	—	$26.70
Vested	—	33,316	$28.83
SIX-MONTH PERIOD
Outstanding, January 1, 2024
Non-vested	6,198,319	—	$28.68
Vested	—	32,521	$28.97
Granted
Initial award	4,083,914	—	$24.06
In lieu of dividends	274,081	1,092	$21.92
Vested	(117,986)	117,986	$24.70
Settled – in cash	—	(118,283)	$24.71
Forfeited	(354,388)	—	$26.44
Outstanding, June 30, 2024
Non-vested	10,083,940	—	$26.70
Vested	—	33,316	$28.83

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

	Number of restricted		Weighted
	share units		average
			grant-date
	Non-vested	Vested	fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2024	5,238,584	—	US$	13.38
Granted – initial award	9,333,403	—	US$	5.82
Vested	(353,945)	353,945	US$	16.83
Settled in equity	—	(353,945)	US$	16.83
Forfeited	(262,797)	—	US$	23.01
Outstanding, June 30, 2024	13,955,245	—	US$	8.05
SIX-MONTH PERIOD
Outstanding, January 1, 2024	2,615,746	—	US$	21.36
Granted – initial award	12,594,420	39,116	US$	6.64
Vested	(788,303)	788,303	US$	20.59
Settled in equity	—	(827,419)	US$	20.03
Forfeited	(466,618)	—	US$	23.31
Outstanding, June 30, 2024	13,955,245	—	US$	8.05

TELUS Corporation share options
share-based compensation
Schedule of stock options

Periods ended June 30, 2024	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	1,690,001	$22.38	1,778,901	$22.35
Exercised [2]	(6,000)	$21.25	(64,200)	$21.35
Forfeited	(62,700)	$21.79	(93,400)	$21.97
Outstanding, end of period	1,621,301	$22.41	1,621,301	$22.41
Exercisable, end of period	—	—	1,621,001	$22.41

1	The weighted average remaining contractual life is 3.0 years.
2	For the three-month and six-month periods ended June 30, 2024, the weighted average price at the dates of exercise were $22.31 and $23.76, respectively.

TELUS International (Cda) Inc. share options
share-based compensation
Schedule of stock options

Periods ended June 30, 2024	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	2,452,934	US$	9.89	2,536,783	US$	10.39
Forfeited	—	US$	—	(83,849)	US$	25.00
Outstanding, end of period	2,452,934	US$	9.89	2,452,934	US$	9.89
Exercisable, end of period	—		—	2,363,846	US$	9.32

1	For 2,096,582 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 2.5 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 6.7 years.